Stockholders' Equity and Per Share Data (Tables)	3 Months Ended
Mar. 31, 2014
Shareholders' Equity and Per Share Data [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive (loss) income, net of tax are as follows:

	Successor		Predecessor
	March 31, 2014	December 31, 2013	December 31, 2012
	(in millions)
Unrecognized net periodic pension and postretirement benefit cost	$(54)	$93	$(1,169)
Unrealized net gains related to investments	7	6	9
Foreign currency translation adjustments	4	3	27
Accumulated other comprehensive (loss) income	$(43)	$102	$(1,133)